Segmented Information (Details 1) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
PP&E assets (including mineral properties	$ 138,110	$ 125,365
E&E assets	15,863	15,699
Total mining assets	153,973	141,064
Total assets	322,777	279,032
Total liabilities	34,584	44,801
La Preciosa | Mexico
PP&E assets (including mineral properties	73,888	65,154
E&E assets	0	0
Total mining assets	73,888	65,154
Total assets	83,824	73,626
Total liabilities	9,449	6,389
Avino | Mexico
PP&E assets (including mineral properties	63,983	59,892
E&E assets	15,863	15,699
Total mining assets	79,846	75,591
Total assets	129,683	116,941
Total liabilities	24,808	28,390
Corporate | Canada
PP&E assets (including mineral properties	239	319
E&E assets	0	0
Total mining assets	239	319
Total assets	109,270	88,465
Total liabilities	$ 327	$ 10,022